Offerings	Oct. 23, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest (Common Shares)
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights for Common Shares
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 87.00
Offering Note	a. There are being registered hereunder an unspecified number or aggregate principal amount (as applicable) of the Registrant's common shares, preferred shares, debt securities, and subscriptions rights for common shares as may from time to time be offered at unspecified prices, with the maximum aggregate offering price of such securities not to exceed the amount described in footnote (c) below. b. Includes rights to acquire common shares under subscription rights. c. Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act"). The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $1,000,000.00.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	12,926,363
Proposed Maximum Offering Price per Unit	24.00
Maximum Aggregate Offering Price	$ 310,232,712.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 26,990.25
Offering Note	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o), on the basis of $24.00 per share, which is the average of the high and low prices of the Registrant's common shares as reported on the New York Stock Exchange on October 22, 2026.